PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Premises And Equipment [Line Items]
Land	$ 924	$ 916
Buildings	7,342	7,244
Furniture and equipment	4,528	4,941
Construction in process	9	4
Total	12,803	13,105
Less accumulated depreciation	7,125	7,037
Premises and equipment, net	$ 5,678	$ 6,068